Financial Income (Expenses) - Summary of Detailed Information About Financial Income Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INCOME:
Interest on short-term investments	R$ 167,967	R$ 83,115	R$ 129,296
Gains on monetary and exchange rate variations	1,886,940	854,025	477,297
Gains on swap and forward transactions	2,532,487	961,185	1,323,470
Gains on swap and forward derivatives mark to market	12,314	1,709	2,760
Monetary adjustment reversal on provision for tax risks and tax obligations	42,378	25,469	89,151
Other financial income	96,305	30,281	34,447
Total finance income	4,738,391	1,955,784	2,056,421
FINANCIAL EXPENSES:
Interest on financing	(1,104,863)	(503,040)	(631,475)
Interest on leases	(229,544)	(134,579)
Losses on monetary and exchange rate variations	(2,308,134)	(937,925)	(1,073,549)
Losses on swap and forward transactions	(1,579,695)	(964,116)	(794,504)
Losses on swap and forward derivatives mark to market	(13,691)	(1,452)	(2,197)
Adjustment of provision for tax, civil and labor risks and tax liabilities	(15,626)	(13,822)	(22,026)
Appropriation of funding costs (debentures and notes)	(11,082)	(22,671)	(37,400)
Interest on pension plan	(10,323)
Hyperinflationary economy adjustment (Argentina)	(20,625)	(13,947)	(25,066)
Debt structuring expenses for Avon acquisition	(110,741)	(115,781)
Other finance cost	(369,486)	(88,541)	(53,492)
Total finance expenses	(5,773,810)	(2,795,874)	(2,639,709)
Net financial income (expenses), net	R$ (1,035,419)	R$ (840,090)	R$ (583,288)